HOSPITALITY REVENUE	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
HOSPITALITY REVENUE	HOSPITALITY REVENUE
The components of hospitality revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2024	2023	2024	2023
Room, food and beverage	$590	$589	$1,104	$1,085
Other leisure activities	54	63	103	102
Other hospitality revenue	38	35	70	65
Total hospitality revenue	$682	$687	$1,277	$1,252